Exhibit 99.8

Recovco ID	Loan #1	Loan #2	Loan #3	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	General Comments
BF4OUM04CCN	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable
WBEK5CMGKW4	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable
UXY4CNVVVQB	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable
313MGU4PO4I	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable
E2MPUU2BHKM	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable
MC2BJTNOI2P	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.36%.
 Qualifying score for Borrower 722.  The credit history was within/not within guidelines.
 The borrower’s income was properly verified and the residual income was within guidelines.
 The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
 There were no compensating factors utilized or needed for approval of the file.

FKW440KZTXS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 42.9%.
 Qualifying score for Borrower/Co-Borrower 789.  The credit history was within/not within guidelines.
 The borrower’s income was properly verified and the residual income was within guidelines.
 The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
 There were no compensating factors utilized or needed for approval of the file.

ZL3QWLV344T	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.1%.
 Qualifying score for Borrower/Co-Borrower 796.  The credit history was within/not within guidelines.
 The borrower’s income was properly verified and the residual income was within guidelines.
 The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
 There were no compensating factors utilized or needed for approval of the file.

0V222TR44MQ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Ohio	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	44.8 XXX
The subject loan had an LTV/CLTV of 44.8%.
Qualifying score for Borrower 651.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
ZF4FIFPESGV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	Compensating Factors:
The subject loan had an LTV of 55.9%.
Qualifying score for Borrower/Co-Borrower 708/632.  The credit history was within guidelines.
The borrower’s income was properly verified.
The residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.

Comments from the u/w
This refinance will be beneficial for the borrower as both private mortgages, federal tax lien on title and some revolving accounts will be paid off at closing which will improve the borrowers financial situation.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

3WTQUVR0TDX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	Monthly income from dissipating available HECM proceeds that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.
Qualifying score for Borrower 774.  The credit history was within guidelines
The subject loan had an LTV/CLTV of 66.7%.
The borrower’s income was properly verified.
The subject property appraised as is for $XXX, as used by the lender. The secondary appraisal verified the value. No issues.

4OZW5KMBFYH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	Qualifying score for Borrower 726. The credit history was within guidelines
The subject loan had an LTV/CLTV of 48.4%.
The borrower’s income was properly verified.
The subject property appraised as is for $XXX, as used by the lender. The secondary appraisal verified the value. The AVM was $XXX No issues.
There were no compensating factors utilized or needed for approval of the file.

0TZ4J13WHH4	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	Qualifying score for Borrower was 791. The credit history was within guidelines.
The residual income was within guidelines.
There were no compensating factors utilized or needed for approval of the file.

PAHIJMJZMXX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.10%.
The Qualifying score for the Borrower was 793. The credit history was within guidelines.
The borrower's income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX. The secondary AVMs verified the value. No issues.
There were no compensating factors utilized or needed for approval in the file.
GM1KQJOCSMZ	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines.
2ZK2M5R3IIU	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines.
4UR2WFN4C21	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines.
VJKMI0BONM0	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines.
0MC1GL2UZW1	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines.
HKUTGDNVBD4	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines.
NBBXR4X5GQT	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable				The borrower’s income was properly verified and the residual income was within guidelines. The loan file was missing signed 4506T.
Z455QVTSEMW	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The loan file was missing signed 4506T.
Qualifying score for Borrower 702.  The credit history was within guidelines
The subject loan had an LTV/CLTV of 66.7%.
The borrower’s income was properly verified, but the residual income was within guidelines.
The subject property appraised as is for $XXX, as used by the lender. The secondary appraisal verified the value. No issues.
The loan file was missing signed 4506T.

0PEVQMLVGYZ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The loan file was missing signed 4506T.
The subject loan had an LTV/CLTV of 43%.
Qualifying score for Borrower/Co-Borrower 807/709.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
Monthly income from dissipating available HECM proceeds that if counted results in Residual
Income that equals or exceeds minimum required based on family size and region.
Good credit, taxes are escrowed.
LM3TWRMFCTF	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable				The loan file was missing signed 4506T. The borrower’s income was properly verified and the residual income was within guidelines.
B1FBIGOLAWX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	South Carolina	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The loan had an LTV/CLTV of 48.10%.
The Qualifying score for the borrower is 735. The credit history was within guidelines.
The borrower's income was properly verified, ant the residual income was within guidelines.
The subject property appraised as is for $XXX. The secondary AVM verified the value. No issues.\
There were no compensating factors utilized or needed for approval of the file.
UD4UBB5UXLB	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	New Jersey	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV of 52%.
Qualifying score for Borrower/Co-Borrower 783/799.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing signed 4506T.

BEHMD0IKMDO	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Oregon	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV of 32.2%.
Qualifying score for Borrower 739.  The credit history was within guidelines.
The borrower’s income was properly verified.
The residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.

ON2RLU0A44Z	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV of 54.20%.
Qualifying score for Borrower694. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value, both pre-closing valuations, values was more than the appraised value.. No issues.
There were no compensating factors utilized or needed for approval of the file.

BBSL2TIY2RV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.664%.
Qualifying score for Borrower/Co-Borrower701/719.  The credit history was within  guidelines.
The borrowers income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

EADOERY5E3F	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.03%.
Qualifying score for Borrower/Co-Borrower 761.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

QRMCOFB2UQ0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 61.20%.
Qualifying score for Borrower 808.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

C0HV4S3YYIP	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 12.291%, and an HTLTV of 4910%
Qualifying scores for Borrower/Co-Borrower were 803/805.  The credit history was within guidelines.
The borrowers' income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary full appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
AUXQCYH3NW2	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 13.472%.
Qualifying score for Borrower 776.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The appraisal dated XX/XX/XXXX reflects a single family residence on appraisal form 1004 but the appraisal dated  XX/XX/XXXX reflects a 3 family residence on appraisal form 1025.
4. The note reflects an ARM and the loan file is missing the required ARM rider to the mortgage.

3GJVVNVAXEK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Nevada	$XXX	XX/XX/XXXX	Primary	Refinance	3: Curable	3: Curable	* Credit report >90 days old at closing (Lvl 3) "Guidelines allow it to be up to 120 days old, however, The guidelines require The Credit Report cannot be older 120 days at the time of closing. However, each trade line reporting date must be within 90 days of Underwriting or a credit report supplement updating the trade line is required. Loan file is missing the required credit supplement."	The subject loan had an LTV/CLTV of 14.030%.
Qualifying score for Borrower 672.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

X5EPLCI4DLD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 14.404%.
Qualifying score for Borrower 509.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

FAYZU232EZH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 15.125%.
Qualifying score for Borrower 790.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

2QTOZEEZJME	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	New Jersey	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 15.728%.
Qualifying score for Borrower 665.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

PVCPIMZESFF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 17.968%.
Qualifying score for Borrower 788.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

LA1QNXJAYFN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 19.164%.
Qualifying score for Borrower 569.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing the 1-4 Rider.

Q0KNX0WZ3FT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 19.897%.
Qualifying score for Borrower 788.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file is missing the counseling certificate.

IORA1BS3RWB	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 22.930%.
Qualifying score for Borrower/Co-Borrower 678/718.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The note reflects an ARM and the loan file is missing the ARM rider to the mortgage.

00R3TB5PRVJ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 23.645%, and an HTLTV of 50.70%.
Qualifying score for Borrower/Co-Borrower 808.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

LXGG3OOEQDC	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 24.4%.
Qualifying score for Borrower/Co-Borrower 800.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

2IUVALR0YOR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 27.445%.
Qualifying score for Borrower/Co-Borrower 810.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

TCIWTFR0O32	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 27.455%.
Qualifying score for Borrower/Co-Borrower 807/812.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The credit report is dated XX/XX/XXXX and the subject loan closed on  XX/XX/XXXX which makes the credit report older than 90 days.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

LAV1WBMKDF1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Arizona	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 28.901%.
Qualifying score for Borrower 588.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

SVBBRI3ZUX0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 29.008%.
Qualifying score for Borrower 783.  The credit history was within  guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

FIYKS03CIKE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 30.299%.
Qualifying score for Borrower 766  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
4. The credit report is dated XX/XX/XXXX and the subject loan closed on XX/XX/XXXX.

WGHPANOHP4H	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 31.32%.
The subject property appraised as is for $XXX, as used by the lender. The AVM was $XXX, reviewed 4 months after the closing of the loan. No issues.
Qualifying score for Borrower/Co-Borrower 726/755.  The credit history was within guidelines.
There were no compensating factors utilized or needed for approval of the file.

1CKCX4ZFWCT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 31.345%.
Qualifying score for Borrower 0.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

CZZO30IVBNX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 32.275, with an HTLTV of 47.20%.
Qualifying score for Borrower was 808.  The credit history was within  guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX..  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

IGYVW1GEX1P	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Colorado	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 32.30%.
The qualifying scores for the Borrower/Co-Borrower are 804/804.  The credit history was within guidelines.
The borrowers' income was stated Social Security, with executed IRS forms 4506-T executed by each borrower in the subject loan file; residual income was within guidelines.
The subject appraised as is for $XXX A secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

EAANAVYN0JN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 32.460%.
Qualifying score for Borrower 742.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file is missing the counseling certificate.

ADGLZZTQSAY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 32.993%.
Qualifying score for Borrower 655. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

B0RQUQFXZRE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 33.078%, and an HTLTV of 60.90%
Qualifying score for the Borrower was 758 .  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

The trailing or correction documents include:
(A) Missing Modification correcting the Note, Exhibit 2, to reflect credit(s) for closing costs not financed, Initial Draw, and Remaining Line amounts, and resulting refund to borrower. The effect on Rescission for this correction has not been determined in this review.
(B) Final Title Policy on seasoned origination.
4RMRS41KFDY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 33.606%.
Qualifying score for Borrower 597. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX. The secondary appraisal verified the value. No issues.

GRDUVQSEJC3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 33.742%.
Qualifying score for Borrower/Co-Borrower 807/782.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

IIUPV30P2JA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 34.34%.
Qualifying score for Borrower 777.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

GMIAA0LQD4I	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 34.7%.
Qualifying score for Borrower 812/808.  The credit history was within guidelines.
The residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
Compensating Factors
Receipt of Pension or SS income within next 12 months that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.

VQSO15MV5CF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 34.990%.
Qualifying score for Borrower 697.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXXThe secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

GLLTTKDOSO0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35%.
Qualifying score for Borrower/Co-Borrower 725.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

BGSYZPYXF11	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35.200%.
Qualifying score for Borrower 793. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

4DYJ415OGL1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35.200%.
Qualifying score for Borrower/Co-Borrower 738/789.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

E0TUGGKR1CS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35.6%.
Qualifying score for Borrower 755.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

O1YW0UAWZUN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35.802%.
Qualifying score for Borrower/Co-Borrower 712/709.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

PAIWZLZUVYJ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Oregon	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35.900%.
Qualifying score for Borrower 722.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
4. The credit report is not dated within 90 days of the closing date. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX.

JLH4QKL0PMI	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 35.921%.
Qualifying score for Borrower 825.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

U1EL05KNMER	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 36.10%.
Qualifying score for the Borrower was 800. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary AVMs verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1ARRNFT45ES	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Colorado	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 36.157%.
Qualifying score for Borrower 779.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

UFPYN03HYA4	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 36.416%.
Qualifying score for Borrower/Co-Borrower 800.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

D31XHHR3EGE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 36.5%.
Qualifying score for Borrower 801.  The credit history was within guidelines.
The borrower’s income was properly documented with the social security awards letter, however; the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

AT2JLI3UGBY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 36.500%.
Qualifying score for Borrower/Co-Borrower 787/794.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

XQZXZE3W2A4	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 36.894%.
Qualifying score for Borrower/Co-Borrower 815/818.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

LVWCAYOFXBH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Connecticut	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.00%.
Qualifying score for Borrower 799.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
ZFEUQMZAPYD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Montana	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.400%.
Qualifying score for Borrower/Co-Borrower 644/664.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

D04J3LC2HFR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.400%.
Qualifying score for Borrower/Co-Borrower 782/785.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
0TZFMW4DR4T	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.8%.
Qualifying score for Borrower 812.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

0RGQGWPRE0H	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.84%.
Qualifying score for Borrower 558.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

FZBI2SUQDZH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 37.90%.
Qualifying score for Borrower/Co-Borrower 766/756x.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

C1FTFY5GIBK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.100%.
Qualifying score for Borrower 708/697.  The credit history was within guidelines.
The borrowers income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

VQFL5G4N5E1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.300%.
Qualifying score for Borrower 818.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

3R2X3VQ2IWA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.689%.
Qualifying score for Borrower 812. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZVRKQ5H4XJE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.7%.
Qualifying score for Borrower 794.  The credit history was within guidelines.
The borrower’s income was properly verified.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
The loan file was missing signed 4506T.

4RJUBCPRNZB	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	New Jersey	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.70%.
Qualifying score for Borrower was 650. The Borrowers 3 credit scores were 668/634/650, and the data value score was not located in the subject file. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX . The secondary AVM verified the value. The subject property is a 3 Family building, in a R-2 zoning, and Grandfathered in compliance with the zone. No issues.
There were no compensating factors utilized or needed for approval of the file.

LSSTBW1JJPN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Utah	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.700%.
Qualifying score for Borrower/Co-Borrower 768.  The credit history was within guidelines.
The borrowers' incomes were properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
The compensating factors utilized were a 768 FICO and a 38.700% LTV.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

H3TY3TP3MRD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 38.945%.
Qualifying score for Borrower is 643.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

KGXU0CEN1DL	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 39.136%.
Qualifying score for Borrower 704.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

EN5EW222RRJ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Pennsylvania	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 39.269%, and an HTLTV of 49.90%
Qualifying score for Borrower/Co-Borrower was 666. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised subject to repairs for $XXX. The secondary AVM  verified the value. There was a $XXX Repair hold-back at closing for cosmetic issues; scrape & paint garage doors, trim, and functional item, replacement of  tile shower surround. There was no Form 442 for completion of the noted repairs, as the holdback adequately addresses the repairs. No other property issues.
There were no compensating factors utilized or needed for approval of the file.

Trailing or corrective document issues include, (1) missing Final Title Policy, (2) Final T-I-L appears to have under disclosed final APR on 5.80% note rate, with APR disclosed as 5.521% (pg XXX). Rescission compliance for under disclosure not reviewed.
X5EO4IY1NGN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 39.506%.
Qualifying score for Borrower 784.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZXP3V5MVIOG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 39.6%.
Qualifying score for Borrower 802/798.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

2ODJ1JWDXP2	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 39.655%.
Qualifying score for Borrower/Co-Borrower 702/676.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

DC0MPB2MFSX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 39.900%.
Qualifying score for Borrower/Co-Borrower 775/765.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

A3CR34PBYUK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Arizona	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.10%.
Qualifying score for Borrower/Co-Borrower 817/815.  The credit history was within guidelines.
The borrowers’ income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

OD3B513EDGG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.239%.
Qualifying score for Borrower 605.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing the final title policy.

YZ5H322H0YT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.30%.
Qualifying score for Borrower/Co-Borrower 795/800.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZFELNTE2Y3X	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Texas	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.40%.
Qualifying score for Borrower/Co-Borrower 728/774.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

TWSUUEPJPCL	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.476%.
Qualifying score for Borrower/Co-Borrower 801/802.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX. The AVM did not verify the value.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The subject property appraised as is for $XXX. The AVM for $XXX did not verify the value.

TMP3NFLSIQK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Michigan	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.569%.
Qualifying score for Borrower/Co-Borrower 779/798.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

J4IGGOJW0YA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.861%.
Qualifying score for Borrower 811.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

4A4MJEO1ZQA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 40.936%.
Qualifying score for Borrower 825.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The note reflects an ARM, however, the loan file is missing the ARM rider to the mortgage.
3. The credit report is dated XX/XX/XXX and the subject loan closed on XX/XX/XXXX which is older than 90 days.

MTIPVA0W43B	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Arizona	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 41%.
Qualifying score for Borrower 802.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

DUMZFI2MGYG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Texas	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 41.20%.
Qualifying score for Borrower/Co-Borrower were  736/664.The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

CJHWPZJC2QQ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 41.6%.
Qualifying score for Borrower/Co-Borrower 795/804.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
The loan file was missing signed 4506T.

EBHXRSO3GFM	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 41.600%.
Qualifying score for Borrower/Co-Borrower 771/743.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

1X3TBGKINDV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Ohio	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 41.65%.
Qualifying score for Borrower 819.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing signed 4506T.

LCV5IR0SQAW	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 41.800%.
Qualifying score for Borrower/Co-Borrower 660/604.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

HVAVFGJ2KAS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 42%.
Qualifying score for Borrower 743.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

AMOYKY353UW	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 42.100%.
Qualifying score for Borrower/Co-Borrower 808/633. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX. The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MFMPP5QT5JF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 42.8%.
Qualifying score for Borrower 774.  The credit history was  within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is and the secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

T5ZLZRVQI15	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Oregon	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 42.900%.
Qualifying score for Borrower 809.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

5GLE11ZPQH0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43%.
Qualifying score for Borrower 553.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing signed 4506T.
NSCEAETKZVY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.2%.
Qualifying score for Borrower 818.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ULNQESEXH4L	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.200%.
Qualifying score for Borrower 772.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

M4KANK5NLFJ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Oregon	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.200%.
Qualifying score for Borrower 809. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

OJBSLQ5CXZ5	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.200%.
Qualifying score for Borrower/Co-Borrower 775/798.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

XV3EAAQPGBK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.468%.
Qualifying score for Borrower/Co-Borrower 786/782.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The credit report is dated 7/1/2020 and the loan closed on XX/XX/XXXX and the loan file is missing a credit report dated within 90 days of closing.

0WAL5DII2WR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.526, and an HTLTV of 53.50%.
Qualifying score for Borrower/Co-Borrower 794/800. The credit history was within guidelines.
The borrowers' income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary full appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

SRRI1Y2CSP3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.656%.
Qualifying score for Borrower/Co-Borrower 773/781.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The loan file is missing a TIL.
RFAQQ4TRUDK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 43.891%.
Qualifying score for Borrower 822.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

SJWDLF5T1KS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.055%.
Qualifying score for Borrower 812.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MV2LX3ADZFS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.10%.
The qualifying score for the borrower was 783.
The borrower's income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX. No issues.
There were no compensating factors utilized or needed for approval of the file.
1EWGEUFXYAB	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Georgia	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.100%.
Qualifying score for Borrower/Co-Borrower 774/801.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

K1KO01TFHKR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.193%.
Qualifying score for Borrower 790.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

I0UR2NCFVSY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Utah	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.40%.
Qualifying score for Borrower/Co-Borrower 728/764.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary AVMs verified the value with comparable sales; AVM #2 was outside guideline variance, but did not reconcile the most comparable property, selling price $XXX to the subject property Appraised Value of $XXX. The subject includes XXX acres, in zoning A10, requiring a lot size minimum 10 acres. The AVMs each included data for typical sub-division sized lots.  Therefore, the lender's value determination, as Appraised, is supported.  No issues.
There were no compensating factors utilized or needed for approval of the file.

G3L1BCAUGYM	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.485%.
Qualifying score for Borrower 762.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

2E2NRED01K0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.5%.
Qualifying score for Borrower 797.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZII43ZORG01	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.60%.
Qualifying score for Borrower 778.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZIL4VTFFSS2	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.70%.
Qualifying score for Borrower 755.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing Title work.

TUWAY0CMZ1N	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Arizona	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.700%.
Qualifying score for Borrower 748.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

QHKRRHGWD02	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington D.C.	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.8%.
Qualifying score for Borrower 686.  The credit history was within guidelines.
The borrower’s income was properly verified.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
Monthly income from dissipating available HECM proceeds that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.

YFQXR5YYMF1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Connecticut	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.80%.
The qualifying scores for the Borrower/Co-Borrower were 717/736. The representative score was 717.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property was appraised as is for $XXX   An secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
2ADV4MMITFA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 44.869%.
Qualifying score for Borrower/Co-Borrower 800/792.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

JRR2DHGS12P	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.219%.
Qualifying score for Borrower 662. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX . The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The loan file is missing the final TIL dated XX/XX/XXXX. The initial TIL dated XX/XX/XXX In page XXX of the loan file.
3. The note reflects an ARM and the loan file is missing the required ARM rider to the mortgage.

QYPOLEFJBRN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Georgia	$XXX	XX/XX/XXXX	Primary	Not Applicable	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.3%.
Qualifying score for Borrower/Co-Borrower 680.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

M0OIOJ341SX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.4%.
Qualifying score for Borrower 803..  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

RFN1UAX3JUN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.40%.
Qualifying score for Borrower 729.  The credit history was within guidelines.
The borrower’s income was properly documented with the social security awards letter, however; the residual income was within guidelines.
The subject property appraised as is fo $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

HFM453D0V1D	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.700%.
Qualifying score for Borrower 706.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

AK55XBFIDMG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.700%.
Qualifying score for Borrower 724. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

0TMZ5V5JTVL	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Nevada	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.80%.
Qualifying score for Borrower 790.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

XFWO1BMWADT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 45.835%, with a HTLTV of 53.50% when fully drawn.
The qualifying scores for the borrowers were 812/812. The credit history was within guidelines.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX  Secondary AVMs verified the value.  The property required exterior paint, and a Repair Set Aside of $XXX was held against the Available Net Principal Limit (Available Line of Credit).
There were no compensating factors utilized or needed for approval of the file.

NZT44SWW02H	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 46.00%.
Qualifying score for Borrower was 748.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX The secondary full appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The trailing documents, Final Title Policy, and copy of the Recorded Deed of Trust, are post-close issues are conditioned for in this review.
K44FK2TFVZG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 46.10%.
Qualifying scores for Borrower/Co-Borrower were  778/732.  The credit history was within guidelines.
The borrowers' income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary AVMs verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

YDSO2U5VR3Y	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Montana	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 46.400%.
Qualifying score for Borrower/Co-Borrower 747/758.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

BE0PLEC15KH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 46.8%.
Qualifying score for Borrower/Co-Borrower 674.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

YRHBEPNFBOR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 46.80%.
The Qualifying score for the Borrower was 751.
The borrower's income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
YMKCHYUZ1QA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.30%.
Qualifying score for Borrower/Co-Borrower 821/821.  The credit history was within guidelines.
The borrowers’ income were properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file is missing Title.

XP5AS2XXIBH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.300%.
Qualifying score for Borrower/Co-Borrower 673/817.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The appraisal reflects a 2 unit property and the loan file is missing the required 1-4 family rider to the mortgage.

DS3O5QUY0ZX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.300%.
Qualifying score for Borrower/Co-Borrower 700/794. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

FVLJ5LDWUNN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.33%.
Qualifying score for Borrower/Co-Borrower N/A.  The credit history was within guidelines. Loan file contains 2 credit supplements with 3credit repositories as required per GLs
The borrower’s income was properly verified and the residual income was within not  guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

KKKAOFZK153	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.500%.
Qualifying score for Borrower 686.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is foR $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZNUEL5JDE5W	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Arizona	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.60%.
Qualifying score for Borrower 733.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

BL1YGCGTXLS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 47.600%.
Qualifying score for Borrower 775.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

S1UQQE3QJIT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Colorado	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.10%.
Qualifying score for Borrower 796.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MJ4Z41EYOJX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.100%.
Qualifying score for Borrower/Co-Borrower 656/650.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

ZW0KAWQNCQ2	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.20%.
Qualifying score for the Borrower was 693.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

HRU5YTJ5VMU	XXXXXXXX	XXXXXXXX		Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable				The subject loan had an LTV/CLTV of 48.200%. Qualifying score for Borrower/Co-Borrower 658. The credit history was within guidelines. The borrower’s income was properly verified and the residual income was within guidelines. The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues. There were no compensating factors utilized or needed for approval of the file. 1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
HY5SFBJYBXD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.242%
Qualifying score for Borrower/Co-Borrower 693/719. The credit history was within guidelines.
The borrowers' income was properly verified and the residual income not within guidelines.
The subject property appraised as is for $XXX .  The secondary AVM verified the value. No issues.

LH3RXJNTWTF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Oregon	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.300%.
Qualifying score for Borrower 646. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The subject loan closed onXX/XX/XXX and the credit report is dated XX/XX/XXXX which is older than 90 days.
JIEAZARSQD3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.479%.
Qualifying score for Borrower 801. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

TANLYEJFSMP	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.484%.
Qualifying score for Borrower 763.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing the certificate of counseling form.

A3X5OYVJ4W3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.500%.
Qualifying score for Borrower 674.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

0JVJD4WQ5SH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.600%.
Qualifying score for Borrower 751.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

IWKO3MVN0RV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.7%.
Qualifying score for Borrower/Co-Borrower 792.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

PQ353YT0JVD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.777%, and an HTLTV of 53.40%,
Qualifying score for Borrower was 691.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. Minor property repairs were properly addressed with a $XXX  holdback by the lender.
There were no compensating factors utilized or needed for approval of the file.

RTLSDWUKXWF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 48.800%.
Qualifying score for Borrower 749.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MR5YYQB14H0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.100%.
Qualifying score for Borrower 619.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file is missing the counseling certificate.

3ONOL0JZ5A4	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.100%.
Qualifying score for Borrower 750.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

FGKJ0IBPFKR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Colorado	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.100%.
Qualifying score for Borrower/Co-Borrower 716/696. The credit history was within guidelines.
The borrowers' incomes were properly verified and the residual income was within guidelines.
The subject property appraised as is for $$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The credit report is dated XX/XX/XXXX and the subject loan closed on XX/XX/XXXX which makes the credit report older than 90 days.
4. The subject property is in Colorado. The co-borrower's driver's license lists a Florida address. There is evidence the occupancy was misrepresented.

GDM3YOSBGSX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.3%.
Qualifying score for Borrower 751.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

CKY2KXABBSQ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.400%.
Qualifying score for Borrower 744.  The credit history was within  guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ZDMR5YKAT4D	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.461%.
Qualifying score for Borrower/Co-Borrower 744/707. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

EEQSRNKPZ4C	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	New Jersey	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.667%.
Qualifying score for Borrower/Co-Borrower 790/778.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

WYBXH2BM3G3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.90%,
The Qualifying score for the borrower was 676. The credit history was within guidelines.
The borrower's income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX . A secondary AVM verified the value. No issues.
The borrower's mortgage rating included only payments reported under a forbearance plan, without direct confirmation with the lender. The compensating factors utilized were the residual income guideline met, and borrower's removal of monthly mortgage obligations.

The subject loan file was missing documents:
1. The borrower did not name the Alternate Contact Information Forms in the subject loan file. On the final form, he listed only "Self," and did not complete the section that he did "not wish to provide Alternate Contact Information at this time (pg XXX)."

Z40OGIVHADY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.90%.
The Qualifying scores for the borrowers were 799/802, with 799 as the representative score.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX  No issues.
There were no compensating factors utilized or needed for approval of the file.

HVEWJZ1235Q	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.900%.
Qualifying score for Borrower 739.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

LDW2AW02MZB	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Oregon	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 49.900%.
Qualifying score for Borrower 810. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

SSXUKNMGNXJ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 50.652%, and an HTLTV of 50.70%.
Qualifying score for Borrower was 681.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary AVM verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

0YKT43BSXVF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 50.7%.
Qualifying score for Borrower/Co-Borrower 815.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

45B5U2GHWX5	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 50.70%.
Qualifying score for Borrower 571.  The credit history was within guidelines.
The borrower’s income was properly verified; however, the residual income was not within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized for approval of the file.

S4HN1JAIWFO	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Utah	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 50.700%.
Qualifying score for Borrower 689. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX . The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX which is older than 90 days.

JYUVR0E1TA1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Texas	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.075%
The Qualifying score for the Borrower was 702. The credit history was within guidelines.
The subject property appraised for$XXX  The secondary AVM in file supported the value, no issues.
There were no compensating factors utilized, or needed for approval of the file.

YSK0D21ATF1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.3%,. Two origination full-1004s supported the value. No issues.
The qualifying credit score for the borrower was 713. The credit history was within guidelines.
The borrower's income was properly verified, and the residual income was within guidelines.
There were no compensating factors utilized or needed for approval of the file.

HV3ZT5WVRIL	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.70%.
Qualifying score for Borrower/Co-Borrower 724/726.  The credit history was within guidelines.
The borrowers’ income were properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ACYCQK3JO4G	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Arizona	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.70%.
Qualifying score for Borrower/Co-Borrower 803/815.  The credit history was within guidelines.
The borrowers’ income were properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

JI4LMMSHUOS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.700%.
Qualifying score for Borrower/Co-Borrower 706/742.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX which makes the credit report older than 90 days.
VJGGX0VEKDY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.789%.
Qualifying score for Borrower 707. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

ZOPMSAJIHBG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Utah	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 51.918%.
Qualifying score for Borrower 679.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

VIF5IXZ2SY0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52%.
Qualifying score for Borrower 718.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
ROMQW14JM0L	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.00%.
Qualifying score for Borrower 682 .  The credit history was within guidelines.
The borrower's income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
The compensating factors utilized were a 682 FICO and a 52.00% LTV.

1. The loan file was missing a signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

HSS1IWL223V	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.000%.
Qualifying score for Borrower 779.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is fo$XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

UAMXV5D1UA0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.50%.
The Qualifying scores for the Borrower/Co-borrower of 717/714.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary AVMs in the file did not verify the value. There are significant collateral issues.

The Significant Collateral Exceptions could not be cleared with documents within the subject loan file:

(1) The subject loan file is missing a Subject Property Plat Map for title coverage exception.
The Final Title Policy, Schedule "B," takes exception to all of Parcel 2, a 60 foot non-exclusive easement for roadway and utilities, over and under that Portion of Lot 1, and continues to describe a private road, a cul-de-sac, and utility and other encroachment not properly identified with a plat map, or sketch to determine the effect on use and marketability of the subject property, named in Parcel ! of the Legal Description.  The exception is specifically noted as an additional exception, beyond B-1, and excludes all title coverage thereon (pg XXX.); reference is to the subject property legal description, Exhibit "A" (pg XXX).

(2)  The subject loan file is missing adequate verification of the appraised property value.
The lending value of $XXX does not appear supported in the subject loan file.  The subject appraised as-is for $XXX.. The original Appraiser provided 3 comparable sales, and 2 active listings, which each appear superior to the subject. Additionally, the subject loan file includes 2 additional pre-origination AVM values of $XXX , and $XXX . These values did not support the appraisal value of $$XXX  The subject loan file does not include a reconciliation between the$XXX  valuation and the AVM discrepancies. Therefore, the value is not supported.

There were no compensating factors available or utilized for the Collateral issues.

UW5254OKESS	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.500%.
Qualifying score for Borrower 799. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

C5ZGENAFHVD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.663%.
Qualifying score for Borrower  725.  The credit history was within  guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

EERGRO5RQD1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.884%.
Qualifying score for Borrower 653.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

BOJNXNV20DK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.90%.
Qualifying score for Borrower 707.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.
The loan file was missing signed 4506T.

XBSVOEGUR1M	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Illinois	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.90%.
Qualifying score for Borrower/Co-Borrower 770/737.  The credit history was within/not within guidelines.
The borrowers income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.

UTRQB4KQC5B	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.900%.
Qualifying score for Borrower 735.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

TIF2RRWUYUV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Utah	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 52.900%.
Qualifying score for Borrower/Co-Borrower 739.  The credit history was within guidelines.
The borrowers' income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

JJQSGW4Z53U	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.05%.
The qualifying  scores for Borrower/Co-borrower/co-borrower were 673/648. The credit history was within guidelines.
The borrowers' income was properly verified, and residual income was within guidelines.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for$XXX . 2 additional pre-origination AVMs verified the value. No issues

There were no compensating factors utilized or needed for credit approval in the file.
UYIKYDYN0KZ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Connecticut	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.200%.
Qualifying score for Borrower/Co-Borrower 623/635.  The credit history was within  guidelines.
The borrowers income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MXP5GSXQMFI	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.200%.
Qualifying score for Borrower/Co-Borrower 790/790.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

3ITBH2DZMKH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Montana	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.376%.
Qualifying score for Borrower/Co-Borrower 810/680.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX 0.  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
4. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX which is older than 90 days.

LWHXOVEW0JV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.441%.
Qualifying score for Borrower 801. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

RPU3FCS05OK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.50%.
Qualifying score for Borrower/Co-Borrower 800/823.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

ELZQMD5X0X2	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.800%.
Qualifying score for Borrower/Co-Borrower 724.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

UFQXC4NUUEM	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 53.968%.
Qualifying score for Borrower/Co-Borrower 690/721.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

W0J1G4134ZB	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54%.
Qualifying score for Borrower 715.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

HFQS3CF1FEE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Ohio	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.100%.
Qualifying score for Borrower 780.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

A5ULCAMKXST	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.107%.
Qualifying score for Borrower/Co-Borrower 783/622.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

WIKQNUM5OF5	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.30%.
Qualifying score for Borrower 794.  The credit history was within guidelines.
The borrower’s income was properly verified.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
The loan file was missing signed 4506T.
Monthly income from dissipating available HECM proceeds that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.

TBP3FBGFF3H	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Montana	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.30%.
Qualifying score for Borrower/Co-Borrower 715/740.  The credit history was within guidelines.
The borrower’s income was not properly verified, the borrowers social security award letters were not in the loan file. The residual income was within guidelines.
The subject property appraised as is for $XXX   The first secondary appraisal verified the value. The AVM dated XX/XX/XXX, page XXX, value was $XXX . No issues.
There were no compensating factors utilized or needed for approval of the file.

AIKIMCF0SWV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.30%.
Qualifying score for Borrower/Co-Borrower 794.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The AVM’s in the loan file, value reflects $XXX  and $XXX  The secondary appraisal verified the value. No issues.

Monthly income from dissipating available HECM proceeds that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.

M5YI54ZRHF1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.300%.
Qualifying score for Borrower/Co-Borrower 797/756.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

YAIQLPCD35J	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.400%.
Qualifying score for Borrower/Co-Borrower 720/786. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

FEO5CJRARYI	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.798%.
Qualifying score for Borrower 806.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

IJDDVAJT4M3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Ohio	$XXX	XX/XX/XXXX	Primary	Purchase	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.900%.
Qualifying score for Borrower 749.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

W4LJGEQ4MOY	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 54.900%.
Qualifying score for Borrower/Co-Borrower 775/808.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The loan file is missing a TIL.
E1MIUEUZY4D	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.200%.
Qualifying score for Borrower/Co-Borrower 761.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

VR1DOVUZDBI	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Georgia	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.3%.
Qualifying score for Borrower 801.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

3ZMUPYO4QV0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.3%.
Qualifying score for Borrower 813.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

E2MQYG2RYEF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	New Hampshire	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.400%.
Qualifying score for Borrower 809. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

3WWKIB5MPT2	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.500%.
Qualifying score for Borrower 724.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

31QEK4R5HKD	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	New Mexico	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.700%.
Qualifying score for Borrower 728.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MS4IM0QUDF0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.700%.
Qualifying score for Borrower/Co-Borrower 823/774.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The loan file was missing a TIL.

LRBBQW2GDWE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 55.900%.
Qualifying score for Borrower/Co-Borrower 738/801.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

LRODQHTKQHU	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	North Carolina	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.000%.
Qualifying score for Borrower 672.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

HLLTZ2WCUE0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.094%.
Qualifying score for Borrower 710.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1.. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
2. The note reflects an ARM but the loan file is missing the ARM rider to the mortgage.

LIUHY25GWIU	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.200%.
Qualifying score for Borrower 701.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

GFVOBON01HR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Connecticut	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.200%.
Qualifying score for Borrower 807.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

CNOGLISIIJG	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.4%.
Qualifying score for Borrower/Co-Borrower 741.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

VAWRGRPHL3U	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.486%.
Qualifying score for Borrower 811.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The note shows an ARM and the loan file is missing the ARM rider to the mortgage.

5Y44HR0QHIF	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Utah	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.700%.
Qualifying score for Borrower 480.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

RWLCEGXGNQR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.80%.
Qualifying score for Borrower 729.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for$XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

RFYZRCGFWXU	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Massachusetts	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.800%.
Qualifying score for Borrower 753. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX . The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

UUBCMM54KS3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.9%.
Qualifying score for Borrower 768.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
The borrowers monthly income from dissipating available HEMP proceeds that are counted, results in residual income that equals or exceeds the minimum required based on the family size and region.
The borrower debts were not calculated correctly. The monthly debts did not include an installment payment in the amount $XXX, with XXX

YK5RMNKAHW0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 56.9%.
Qualifying score for Borrower 787.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

2UEAENPBNPL	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.10%.
The Qualifying score for the borrower was 797. The credit history was within guidelines.
The borrower's income was properly verified, and a Residual Income exception was properly granted for a $XXX shortfall, which met Compensating Factor guidelines.
There was a documented compensating factor utilized for approval of the file.
MYAXOKHTB0I	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Colorado	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.200%.
Qualifying score for Borrower/Co-Borrower 787. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

EV4IGX0L3OM	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.202%.
Qualifying score for Borrower 539.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. Loan file is missing the 1-4 Family Rider

WA3B0F3JRWT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.5%.
Qualifying score for Borrower 546.  The credit history was within guidelines.
The borrower’s income was properly verified.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
Monthly income from dissipating available HECM proceeds that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.
The loan file was missing signed 4506T.

RKW53P3NWHA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.5%.
Qualifying score for Borrower/Co-Borrower 625.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

GSFZPX5RFIJ	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.600%.
Qualifying score for Borrower 774.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

TCPMP2V4HXK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.695%, and HTLTV of 58.90%.
Qualifying score for Borrower/Co-Borrower was 769 The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary AVMs. No issues.
There were no compensating factors utilized or needed for approval of the file.

UM1FTQJBTRN	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 57.900%.
Qualifying score for Borrower/Co-Borrower 652/684.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The loan file was missing evidence insurance premium was paid.
3. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

2J3ENSWSRE5	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 58.20%.
Qualifying score for Borrower 806.  The credit history was within guidelines.
The borrower’s social security awards benefit letter was not in the file. The residual income was within guidelines. However, using the income from the asset dissipation, of $17,399.38, helped the borrower, residual income
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.

BIND4BCODE1	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 58.20%.
Qualifying score for Borrower/Co-Borrower 807/807.  The credit history was within guidelines.
The borrowers' residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

HTYHWZSIZCE	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 58.200%.
Qualifying score for Borrower 691.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

QYW4QKP1G34	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Illinois	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 58.400%.
Qualifying score for Borrower 823.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX which is not within 90 days of the closing date.

XLDPVLHYCYX	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Washington	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 58.8%.
Qualifying score for Borrower/Co-Borrower 724/703.  The credit history was within guidelines.
Using borrower's social security income - $XXX and co-borrower's social security income
$XXX from 2020 award letters, was not in the loan file.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
PCSA not required - borrower had 2 30 day mortgage lates in January and February, 2019, the only late payments reflected on credit report, meets EE satisfactory credit. Property tax payment history acceptable, no HOA.

U502UYEWF5N	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 58.900%.
Qualifying score for Borrower/Co-Borrower 687/754.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

UV52QDLYPS0	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 59.372%.
Qualifying score for Borrower 825.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is fo$XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

B2KDRJC0VFK	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 59.600%.
Qualifying score for Borrower 839.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

22OL0W3PFYR	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 59.900%.
Qualifying score for Borrower/Co-Borrower 710/709.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

51GPCJX4AID	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 60.200%.
Qualifying score for Borrower/Co-Borrower 799/742.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

FBPOX3105LM	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 60.4%.
Qualifying score for Borrower 787.  The credit history was within guidelines.
The borrower’s income was not properly verified. The social security award letter, for the borrower, was not obtained.
The residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

NX23TAYM0KT	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 61%.
Qualifying score for Borrower 818.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

YYP1XBPN52U	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 61.1%.
Qualifying score for Borrower 756.  The credit history was within guidelines.
The borrower’s income was properly verified.
The residual income was within guidelines.
The subject property appraised as is for $XXX   The secondary appraisal verified the value. No issues.
The loan file was missing signed 4506T.
Monthly income from dissipating available HECM proceeds that if counted results in Residual Income that equals or exceeds minimum required based on family size and region.
LE5044C1QEU	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 61.400%.
Qualifying score for Borrower 781.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

K4LPGX2XETA	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 61.60%.
The Qualifying score for Borrower/Co-borrower was 800/803, with 803 as the representative score.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property appraised for$XXX   The secondary AVM supported this value. No issues.
There were no compensating factors utilized or required for approval of the file.

UAYRNCOE141	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	Florida	$XXX	XX/XX/XXXX	Primary	Refinance	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 61.70%.
Qualifying score for Borrower 743.  The credit history was within/not within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

MN4NA2H1SP3	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 62.200%.
Qualifying score for Borrower 609.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing signed 4506T.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.

02DNXM5C3CC	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 64.100%.
Qualifying score for Borrower 817. The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX  The secondary appraisal verified the value. No issues.
There were no compensating factors utilized or needed for approval of the file.

1. The loan file was missing evidence insurance premium was paid.
2. The mortgage in the file did not reflect “its successors and assigns” after Lender name.
3. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX and is not dated within 90 days of the closing date.

ACDVXKHVKTH	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an LTV/CLTV of 9.45%.
Qualifying score for Borrower 808.  The credit history was within guidelines.
The borrower’s income was properly verified and the residual income was within guidelines.
The subject property appraised as is for $XXX .  The secondary appraisal verified the value. No issues.
There were compensating factors utilized for approval of the file: LESA not required. Credit and property taxes on subject property paid timely. No HO, no mortgage. Qualifying credit score 797.
LJO0IPFRIZV	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an original LTV/CLTV of 39.475, and an HTLTV of 40.10%, The Available Net Principal Limit (Available Line of Credit) was $151,586.53.
The Qualifying score for the Borrower was 742. The credit history was within guidelines.
The borrower's income was properly verified, and the residual income was within guidelines.
The subject property appraised as is for $XXX . No issues.
There were no compensating factors utilized or needed for approval of the file.
At closing, the Line of Credit had $XXX Available Net Principal Limit (Available Line of Credit).
KPIRFF1HGUC	XXXXXXXX	XXXXXXXX	Reverse Funding April 2021- Compliance (new)	Reverse Funding April 2021- Compliance	California	$XXX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable	1: Acceptable	The subject loan had an origination LTV/CLTV of 33.149%, and HTLTV of 48.20%.
The Qualifying scores for the Borrower/Co-borrower were 796/781. The representative score was 796.
The borrowers' income was properly verified, and the residual income was within guidelines.
The subject property appraised for $XXX  The 2 pre-closing AVMs supported this value. No issues.
There were no compensating factors utilized or needed for approval of this file.